Equity (Details 5) $ / shares in Units, Pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) year $ / shares	Dec. 31, 2019 USD ($) year $ / shares	Dec. 31, 2018 USD ($) year $ / shares
Statement of changes in equity [abstract]
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	$ (1,769)	$ 284	$ (284)
Transaction costs recorded in equity		(253)	(79)
Tax on transaction costs recorded in equity		36	$ 20
Maximal amount of share buyback programm	$ 2,500	$ 5,000
Written call options held by market maker	1.0	13.0	11.0
Written call options, contractual live | year	10
Written call options, contractual live, remaining | year	3	4	5
Written call options, weighted average exercise price | $ / shares	$ 60.09	$ 63.90	$ 62.70
Amount recorded in equity related to hyperinflation	$ 18	$ 22	$ 38
Number of options repurchased	(3.7)